Debt - Schedule of Convertible Debt (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Debt [Abstract]
Outstanding Principal		$ 5,722,511	$ 4,527,228
Unamortized Debt Issuance Costs
Unamortized Debt Discount – Shares Payable
Unamortized Debt Discount – Original Issue Discount
Convertible Debt, Net		$ 5,722,511	$ 4,527,228